Other Receivables (Tables)	6 Months Ended
Jun. 30, 2026
Accounts and Other Receivable [Abstract]
Schedule of Other Receivables [Table Text Block]

Other receivables consisted of the following:

	As of June 30,	As of December 31,
	2026	2025
	(Unaudited)
Loans to third parties (1)	1,773,685	-
Others	32,469	50,281
Total other assets, non-current	$1,806,154	$50,281

(1)	On January 20, 2026, the Company provided interest-free loans of $146,824 and $440,470 to third parties, with the maturity date of January 19, 2027.